Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42286
Entity Registrant Name	ZJK Industrial Co., Ltd
Entity Central Index Key	0001941506
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No.8, Jingqiang Road
Entity Address, Address Line Two	138 Industrial Zone
Entity Address, Address Line Three	Xiuxin Community
Entity Address, Address Line Four	Kengzi Town
Entity Address, City or Town	Pingshan New Area, Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518122
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	63,822,249
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Auditor Firm ID	7000
Auditor Name	HTL International, LLC
Auditor Location	Houston, Texas
American Depositary Shares Each Representing One Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value ofUS$0.000016666667 per share
Trading Symbol	ZJK
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No.8, Jingqiang Road
Entity Address, Address Line Two	138 Industrial Zone
Entity Address, Address Line Three	Xiuxin Community
Entity Address, Address Line Four	Kengzi Town
Entity Address, City or Town	Pingshan New Area, Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518122
City Area Code	86
Local Phone Number	0755-28341175
Contact Personnel Name	Ning Ding